Related party transactions - Related Party Receivable Balances (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
		Apr. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Apr. 30, 2021	Dec. 31, 2020	Mar. 13, 2020	Dec. 31, 2019	Apr. 26, 2017	Apr. 25, 2017	Nov. 30, 2016
Related Party Transaction [Line Items]
Related party receivables, allowance for credit losses			$ (292)				$ (306)
Total related party receivables			460				477
Amounts due from related parties - current			50				85
Amounts due from related parties - non-current			410				392
Working capital loan												$ 45
Impairment Of Related Party Note	[1]		0	$ 29
Related party convertible note receivable								$ 13
Archer
Related Party Transaction [Line Items]
Related party receivable before conversion										$ 146
Related party receivable after conversion										$ 45
Convertible note receivable, interest rate								5.50%		5.50%
Convertible note receivable, fair value										$ 56	$ 37
Gain on debt extinguishment					$ 19
Impairment Of Related Party Note			29
Subordinated loans including accrued interest and fees | Archer Convertible Debt
Related Party Transaction [Line Items]
Related party receivable								$ 11
Embedded derivative option | Archer Convertible Debt
Related Party Transaction [Line Items]
Related party receivable								$ 8
Related party loans and interest
Related Party Transaction [Line Items]
Related party receivables, gross			540				516
Total related party receivables			540				516
Related party loans and interest | SeaMex seller's credit and loans receivable
Related Party Transaction [Line Items]
Total related party receivables			485			$ 23	452
Sellers credit			250
Interest receivable			$ 158
Sellers credit and working capital loans, interest rate			6.50%
Sponsor Minimum Liquidity Shortfall loan facility			$ 9
Related party loans and interest | SeaMex seller's credit and loans receivable | LIBOR
Related Party Transaction [Line Items]
Sponsor Minimum Liquidity Shortfall loan facility, interest rate			6.50%
Related party loans and interest | Seabras loans receivable
Related Party Transaction [Line Items]
Related party receivables, gross			$ 41
Total related party receivables			55				64
Interest receivable			$ 14
Repayment of loans		$ 16
Related party loans and interest | Seabras loans receivable | Minimum
Related Party Transaction [Line Items]
Interest rate on related party receivable			3.40%
Related party loans and interest | Seabras loans receivable | LIBOR | Maximum
Related Party Transaction [Line Items]
Interest rate on related party receivable			3.99%
Deferred consideration arrangements
Related Party Transaction [Line Items]
Related party receivables, gross			$ 0				3
Deferred consideration arrangements | Seadrill Partners | Disposed of by sale
Related Party Transaction [Line Items]
Total related party receivables			0				3
Convertible bond
Related Party Transaction [Line Items]
Related party receivables, gross			19				13
Trading balances
Related Party Transaction [Line Items]
Related party receivables, gross			193				251
Loan facility | Seabras loans receivable
Related Party Transaction [Line Items]
Repayment of loans		10
Shareholder loans | Seabras loans receivable
Related Party Transaction [Line Items]
Repayment of loans		$ 6
Due From Related Party, Deferred Compensation Arrangements, Mobilization Receivable | Seadrill Partners | Disposed of by sale | West Vela
Related Party Transaction [Line Items]
Total related party receivables			0				2
Due From Related Party, Deferred Compensation Arrangements, Share Of Dayrate | Seadrill Partners | Disposed of by sale | West Vela
Related Party Transaction [Line Items]
Total related party receivables			$ 0				$ 1
Adjustments, increase (decrease), Amount due from related parties									$ 29
Seadrill Partners | Disposed of by sale | West Polaris | Fair value
Related Party Transaction [Line Items]
Total related party receivables									$ 1

[1]	Includes transactions with related parties. Refer to Note 28 – Related party transactions.